Financial Instruments (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	$ 3,412,197	$ 11,522,482
Market securities and investments in other companies	6,245,817	11,010,433
Derivative hedge assets	4,827,882	3,537,633
Total other financial assets	14,485,896	26,070,548
Derivative hedge liabilities	805,306	1,351,530
Derivative financial instruments	240,394	4,997,124
Total financial derivative liabilities	1,045,700	6,348,654
Fair value hierarchyLevel 1 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	6,245,817	11,010,433
Derivative hedge assets	0	0
Total other financial assets	6,245,817	11,010,433
Derivative hedge liabilities	0	0
Derivative financial instruments	0	0
Total financial derivative liabilities	0	0
Fair value hierarchyLevel 2 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	3,412,197	11,522,482
Market securities and investments in other companies	0	0
Derivative hedge assets	4,827,882	3,537,633
Total other financial assets	8,240,079	15,060,115
Derivative hedge liabilities	805,306	1,351,530
Derivative financial instruments	240,394	4,997,124
Total financial derivative liabilities	1,045,700	6,348,654
Fair value hierarchyLevel 3 [member]
Disclosure of Financial Instrument [Line Items]
Derivative financial instruments	0	0
Market securities and investments in other companies	0	0
Derivative hedge assets	0	0
Total other financial assets	0	0
Derivative hedge liabilities	0	0
Derivative financial instruments	0	0
Total financial derivative liabilities	$ 0	$ 0